Accounts receivables	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Financing Receivables [Text Block]

5. Accounts receivable

	December 31, 2011	January 1, 2011
	$	$
Trade receivables	95,824	100,336
Allowance for doubtful accounts	(1,647)	(1,559)
	94,177	98,777

The change in the allowance for doubtful accounts provision for the years ended December 31, 2011 and January 1, 2011 is comprised as follows:

	December 31, 2011	January 1, 2011
	$	$
Balance, beginning of year	1,559	1,953
Net additions to provision	870	985
Accounts receivable written off, net of recoveries	(675)	(1,181)
Effects of foreign exchange rate differences	(107)	(198)
Balance, end of year	1,647	1,559